22) Loans and advances to financial institutions	12 Months Ended
Dec. 31, 2020
Loans And Advances To Financial Institutions
22) Loans and advances to financial institutions

22)       Loans and advances to financial institutions

	R$ thousand
	On December 31
	2020	2019
Repurchase agreements (1)	179,729,419	48,278,561
Loans to financial institutions	11,696,244	10,849,695
Expected credit loss	(932)	(44,465)
Total	191,424,731	59,083,791

(1) In 2020, it included investments in repo operations given in guarantee, in the amount of R$125,241,658 thousand (2019 - R$38,451,100 thousand).